Note 10 - Rehabilitation Provisions - Movements in Rehabilitation Provisions (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Balance at the beginning of year	$ 815,828	$ 816,694
Accretion	3,735	13,190
Change in estimate	83,328	(7,036)
Foreign currency translation adjustments	(3,062)	(7,020)
Total	$ 899,829	$ 815,828